Derivative financial instruments (Details - Derivative financial instruments, amortized cost, fair value and maturity) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value, assets		R$ 15,714,859
Net efect in in notional financial liabilities	R$ (9,802,246)
Undiscounted derivative financial instrument, liabilities	70,048	15,063
Financial Assets (Liabilities), At Amortised Cost	(69,485)
Fair value, assets (liabilities)	(69,485)
Derivative Financial Assets (Liabilities)	(69,485)	(10,825)
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Assets (Liabilities)	(17,539)
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Assets (Liabilities)	(51,932)
Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Assets (Liabilities)	(19)
Financial liabilities member [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, notional amount	(12,521,388)
Amortized cost, liabilities	(70,048)
Fair value, liabilities	(70,048)	(15,063)
Financial liabilities member [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(17,874)
Financial liabilities member [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(52,129)
Financial liabilities member [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(36)
Financial liabilities member [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(9)
Derivative Financial Assets (Liabilities)	5
Swap derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, notional amount	(13,500)
Amortized cost, liabilities	(5,463)
Fair value, liabilities	(5,463)	(14,665)
Swap derivatives | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Swap derivatives | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(5,463)
Swap derivatives | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Swap derivatives | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Forward derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, notional amount	(1,187,939)
Amortized cost, liabilities	(64,539)
Fair value, liabilities	(64,539)	(398)
Forward derivatives | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(17,874)
Forward derivatives | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(46,665)
Forward derivatives | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Forward derivatives | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, notional amount	(11,319,949)
Amortized cost, liabilities	(46)
Fair value, liabilities	(46)	0
Future derivatives [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Future derivatives [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(1)
Future derivatives [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(36)
Future derivatives [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(9)
Financial assets member [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, notional amount	2,719,142
Amortized cost, assets	563
Fair value, assets	563	4,238
Financial assets member [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	335
Financial assets member [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	197
Financial assets member [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	17
Financial assets member [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	14
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, notional amount	528
Amortized cost, assets	528
Fair value, assets	528	4,213
Forward contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	335
Forward contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	193
Forward contract [member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	0
Forward contract [member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, notional amount	2,718,614
Amortized cost, assets	35
Fair value, assets	35	R$ 25
Future derivatives [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	0
Future derivatives [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	4
Future derivatives [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	17
Future derivatives [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	R$ 14